Cover	Aug. 11, 2025
Cover [Abstract]
Entity Central Index Key	0001772720
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 11, 2025
Entity Registrant Name	Spruce Power Holding Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38971
Entity Tax Identification Number	83-4109918
Entity Address, Address Line One	2000 S Colorado Blvd, Suite 2-825
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80222
City Area Code	(866)
Local Phone Number	777-8235
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPRU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false